UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-06692

Name of Fund:  BlackRock MuniYield California Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer (principal executive officer), BlackRock MuniYield California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments


BlackRock MuniYield California Insured Fund, Inc.

Schedule of Investments as of July 31, 2007 (Unaudited)                                                            (in Thousands)

                             Face
                           Amount    Municipal Bonds                                                                     Value
California - 135.5%     $   7,000    ABAG Finance Authority for Nonprofit Corporations, California, COP
                                     (Children's Hospital Medical Center), 6% due 12/01/2029 (a)                       $    7,374

                            2,350    Alameda, California, GO, 5% due 8/01/2033 (f)                                          2,433

                            5,665    Alhambra, California, Unified School District, GO (Election of 2004), Series A,
                                     5% due 8/01/2029 (b)                                                                   5,892

                            3,580    Anaheim, California, Public Financing Authority, Electric System Distribution
                                     Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (e)                              3,702

                            2,400    Anaheim, California, Union High School District, GO (Election of 2002), 5% due
                                     8/01/2027 (f)                                                                          2,485

                              255    Bay Area Government Association, California, Tax Allocation Revenue Refunding
                                     Bonds (California Redevelopment Agency Pool), Series A, 6% due 12/15/2024 (e)            257

                            3,990    Brentwood, California, Infrastructure Refinancing Authority, Infrastructure Revenue
                                     Refunding Bonds, Series A, 5.20% due 9/02/2029 (e)                                     4,165

                            3,215    California Community College Financing Authority, Lease Revenue Bonds, Series A,
                                     5.95% due 12/01/2009 (f)(g)                                                            3,439

                            1,100    California Community College Financing Authority, Lease Revenue Bonds, Series A,
                                     6% due 12/01/2009 (f)(g)                                                               1,178

                            5,000    California Educational Facilities Authority Revenue Bonds (University of San
                                     Diego), Series A, 5.50% due 10/01/2032                                                 5,254

                            9,930    California Educational Facilities Authority, Student Loan Revenue Bonds
                                     (CalEdge Loan Program), AMT, 5.55% due 4/01/2028 (a)                                  10,116

                            3,700    California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series R, 3.61%
                                     due 8/01/2023 (a)(m)                                                                   3,700

                              175    California HFA, Home Mortgage Revenue Bonds, VRDN, Series F, 3.66% due
                                     2/01/2033 (a)(m)                                                                         175

                            2,750    California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                     Series A, 5.50% due 6/01/2022 (e)(i)                                                   2,840

                              295    California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
                                     (Mortgage-Backed Securities Program), AMT, Series A, 6.35% due 12/01/2029 (c)(d)         301

                              130    California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
                                     (Mortgage-Backed Securities Program), AMT, Series B, 6.25% due 12/01/2031 (d)            132

                           12,680    California State Department of Veteran Affairs, Home Purchase Revenue Refunding
                                     Bonds, Series A, 5.35% due 12/01/2027 (a)                                             13,318


Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield California Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HFA        Housing Finance Agency
RIB        Residual Interest Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes


BlackRock MuniYield California Insured Fund, Inc.

Schedule of Investments as of July 31, 2007 (Unaudited) (concluded)                                                (in Thousands)

                             Face
                           Amount    Municipal Bonds                                                                     Value
California              $     860    California State, GO, 6.25% due 10/01/2019 (f)                                    $      863
(concluded)
                            3,000    California State, GO, Refunding, 5.25% due 2/01/2029                                   3,129

                            3,000    California State, GO, Refunding, Series BX, 5.50% due 12/01/2031 (e)                   3,004

                           19,865    California State, GO, Refunding, Veterans, AMT, Series B, 5.70% due
                                     12/01/2032 (a)                                                                        20,196

                            4,530    California State Public Works Board, Lease Revenue Bonds (Department of
                                     Corrections-Ten Administrative Segregation Housing Units), Series A, 5.25%
                                     due 3/01/2020 (a)                                                                      4,730

                            2,720    California State University, Systemwide Revenue Refunding Bonds, Series A,
                                     5.125% due 11/01/2026 (a)                                                              2,831

                            5,950    California State, Various Purpose, GO, 5.50% due 11/01/2033                            6,361

                            4,100    California Statewide Communities Development Authority, COP (Kaiser Permanente),
                                     5.30% due 12/01/2015 (e)(i)                                                            4,227

                            3,685    California Statewide Communities Development Authority, Health Facility Revenue
                                     Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                          3,962

                            2,650    California Statewide Communities Development Authority, Revenue Refunding Bonds
                                     (Kaiser Permanente), Series A, 5% due 4/01/2031                                        2,666

                            8,155    Calleguas-Las Virgenes, California, Public Financing Authority Revenue Bonds
                                     (Calleguas Municipal Water District Project), Series A, 5% due 7/01/2013 (f)(g)        8,673

                            7,000    Capistrano, California, Unified School District, Community Facility District,
                                     Special Tax Refunding Bonds, 5% due 9/01/2029 (b)                                      7,259

                            4,600    Ceres, California, Redevelopment Agency, Tax Allocation Bonds (Ceres Redevelopment
                                     Project Area Number 1), 5.75% due 11/01/2010 (f)(g)                                    4,966

                            6,000    Chaffey, California, Union High School District, GO, Series C, 5.375% due
                                     5/01/2023 (e)                                                                          6,375

                            3,000    Chino Valley, California, Unified School District, GO (Election of 2002),
                                     Series C, 5.25% due 8/01/2030 (f)                                                      3,185

                            5,910    Chula Vista, California, Elementary School District, COP, 5% due 9/01/2029 (f)         6,087

                           10,000    Coachella Valley, California, Unified School District, COP, 5% due 9/01/2036 (a)      10,316

                            3,275    Coachella Valley, California, Unified School District, GO (Election of 2005),
                                     Series A, 5% due 8/01/2025 (b)                                                         3,420

                            2,540    Coalinga, California, Redevelopment Agency Tax Allocation Bonds, 5.90% due
                                     9/15/2025 (f)                                                                          2,737

                            4,135    Contra Costa, California, Water District, Water Revenue Refunding Bonds,
                                     Series L, 5% due 10/01/2032 (e)                                                        4,267

                            1,735    Contra Costa, California, Water District, Water Revenue Refunding Bonds,
                                     Series O, 5% due 10/01/2024 (a)                                                        1,833

                           12,180    Contra Costa County, California, COP, Refunding (Merrithew Memorial Hospital
                                     Project), 5.375% due 11/01/2017 (f)                                                   12,467

                            8,500    Corona, California, COP (Clearwater Cogeneration Project), 5% due 9/01/2028 (f)        8,728

                            1,485    East Bay, California, Municipal Utility District, Wastewater System Revenue
                                     Refunding Bonds, Sub Series A, 5% due 6/01/2037 (a)                                    1,548

                           16,500    East Bay, California, Municipal Utility District, Water System Revenue Refunding
                                     Bonds, Series A, 5% due 6/01/2037 (b)                                                 17,202

                            1,100    El Centro, California, Financing Authority, Water Revenue Bonds, Series A,
                                     5.25% due 10/01/2035 (e)                                                               1,163

                            6,000    Fremont, California, Unified School District, Alameda County, GO (Election
                                     of 2002), Series B, 5% due 8/01/2030 (e)                                               6,236

                           10,755    Fremont, California, Unified School District, Alameda County, GO, Series A,
                                     5.50% due 8/01/2026 (b)                                                               11,502

                            4,295    Fresno, California, Joint Powers Financing Authority, Lease Revenue Bonds,
                                     Series A, 5.75% due 6/01/2026 (e)                                                      4,553

                            6,930    Fullerton, California, Public Financing Authority, Tax Allocation Revenue Bonds,
                                     5% due 9/01/2027 (a)                                                                   7,167

                            4,390    Glendale, California, Electric Revenue Bonds, 5% due 2/01/2032 (f)                     4,502

                            1,350    Glendora, California, Unified School District, GO (Election of 2005), Series A,
                                     5% due 8/01/2027 (f)                                                                   1,409

                            2,700    Glendora, California, Unified School District, GO (Election of 2005), Series A,
                                     5.25% due 8/01/2030 (f)                                                                2,877

                            5,710    Hanford, California, Joint Unified High School District, GO (Election of 2004),
                                     Series A, 4.75% due 8/01/2029 (e)                                                      5,784

                            6,000    Hollister, California, Joint Powers Finance Authority, Wastewater Revenue Refunding
                                     Bonds (Refining and Improvement Project), Series 1, 5% due 6/01/2032 (e)               6,228

                            4,090    Imperial, California, Community College District, GO (Election of 2004), 5% due
                                     8/01/2029 (b)                                                                          4,254

                            2,500    La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A,
                                     5.25% due 9/01/2024 (a)                                                                2,659

                            3,050    Little Lake, California, City School District, GO, Refunding, 5.50% due
                                     7/01/2025 (e)                                                                          3,336

                           10,260    Lodi, California, Unified School District, GO (Election of 2002), 5% due
                                     8/01/2029 (e)                                                                         10,608

                            8,000    Los Angeles, California, Community College District, GO (Election of 2003),
                                     Series E, 5% due 8/01/2031 (e)                                                         8,341

                           10,000    Los Angeles, California, Community Redevelopment Agency, Community Redevelopment
                                     Financing Authority Revenue Bonds (Bunker Hill Project), Series A, 5% due
                                     12/01/2027 (e)                                                                        10,315

                              290    Los Angeles, California, Department of Airports, Airport Revenue Bonds
                                     (Los Angeles International Airport), AMT, Series D, 5.625% due 5/15/2012 (b)             290

                            2,880    Los Angeles, California, Unified School District, GO (Election of 2004),
                                     Series C, 5% due 7/01/2027 (b)                                                         3,018

                            5,000    Los Angeles, California, Unified School District, GO (Election of 2004),
                                     Series F, 5% due 7/01/2030 (b)                                                         5,215

                            5,015    Los Angeles, California, Unified School District, GO, Refunding, Series B,
                                     4.75% due 7/01/2024 (b)                                                                5,117

                            4,000    Los Angeles, California, Unified School District, GO, Refunding, Series B,
                                     4.75% due 7/01/2025 (b)                                                                4,073

                            7,000    Los Angeles, California, Unified School District, GO, Series E, 5% due
                                     7/01/2030 (a)                                                                          7,273

                            5,000    Los Angeles, California, Wastewater System Revenue Refunding Bonds, Series A,
                                     4.75% due 6/01/2035 (f)                                                                5,036

                            5,000    Los Angeles, California, Water and Power Revenue Bonds (Power System),
                                     Sub-Series A-1, 5% due 7/01/2031 (e)                                                   5,192

                            3,165    Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System),
                                     Series A-A-2, 5.375% due 7/01/2021 (f)                                                 3,324

                            5,240    Los Angeles County, California, Metropolitan Transportation Authority, Sales
                                     Tax Revenue Refunding Bonds, Proposition A, First Tier Senior Series A, 5%
                                     due 7/01/2027 (a)                                                                      5,455

                            6,500    Los Angeles County, California, Metropolitan Transportation Authority, Sales
                                     Tax Revenue Refunding Bonds, Proposition A, First Tier Senior Series A, 5%
                                     due 7/01/2035 (a)                                                                      6,749

                            2,000    Los Angeles County, California, Metropolitan Transportation Authority, Sales
                                     Tax Revenue Refunding Bonds, Proposition C, Second Tier Senior Series A, 5.25%
                                     due 7/01/2010 (b)(g)                                                                   2,103

                            8,735    Los Angeles County, California, Public Works Financing Authority, Lease Revenue
                                     Refunding Bonds (Master Refunding Project), Series A, 5% due 12/01/2028 (f)            9,023

                            3,000    Los Rios, California, Community College District, GO (Election of 2002), Series B,
                                     5% due 8/01/2027 (f)                                                                   3,108

                            2,010    Madera, California, Public Financing Authority, Water and Wastewater Revenue
                                     Refunding Bonds, 5% due 3/01/2036 (f)                                                  2,084

                            6,865    Merced, California, Community College District, GO (School Facilities District
                                     Number 1), 5% due 8/01/2031 (f)                                                        7,158

                            5,370    Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                     Series B-1, 5% due 10/01/2033 (b)                                                      5,537

                            8,000    Murrieta Valley, California, Unified School District, Public Financing Authority,
                                     Special Tax Revenue Bonds, Series A, 5.125% due 9/01/2026 (l)                          8,381

                            6,015    Natomas Unified School District, California, GO (Election of 2006), 5% due
                                     8/01/2028 (b)                                                                          6,256

                            4,245    Nevada County, California, COP, Refunding, 5.25% due 10/01/2019 (f)                    4,438

                            2,000    New Haven, California, Unified School District, GO, Refunding, 5.75% due
                                     8/01/2020 (e)                                                                          2,158

                            4,270    Oakland, California, Sewer Revenue Bonds, Series A, 5% due 6/15/2029 (e)               4,420

                            2,000    Oakland, California, State Building Authority, Lease Revenue Bonds (Elihu M.
                                     Harris State Office Building), Series A, 5.50% due 4/01/2008 (a)(g)                    2,045

                            1,245    Orange County, California, Airport Revenue Refunding Bonds, AMT, 5.625% due
                                     7/01/2012 (f)                                                                          1,271

                            6,360    Orange County, California, Public Financing Authority, Lease Revenue Refunding
                                     Bonds (Juvenile Justice Center Facility), 5.375% due 6/01/2018 (a)                     6,766

                           10,000    Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk
                                     Sewer and Headworks Projects), Series A, 5.25% due 6/01/2034 (b)                      10,524

                            9,645    Oxnard, California, Unified High School District, GO, Refunding, Series A, 6.20%
                                     due 8/01/2030 (f)                                                                     11,065

                            1,275    Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                     (Convention Center Project), Series A, 5.50% due 11/01/2035 (f)                        1,382

                            4,640    Palmdale, California, Water District Public Facility Corporation, COP, 5% due
                                     10/01/2029 (b)                                                                         4,775

                            5,000    Placentia-Yorba Linda, California, Unified School District, COP, 5% due
                                     10/01/2030 (b)                                                                         5,159

                            5,000    Placentia-Yorba Linda, California, Unified School District, GO (Election of 2002),
                                     Series C, 5% due 8/01/2029 (f)                                                         5,201

                                3    Port of Oakland, California, RIB, AMT, Series 1192, 6.86% due 11/01/2027 (b)(h)(p)         3

                            7,500    Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2029 (b)    7,800

                            3,000    Riverside, California, COP, 5% due 9/01/2028 (a)                                       3,081

                            6,000    Riverside, California, Unified School District, GO (Election of 2001), Series A,
                                     5.25% due 2/01/2023 (b)                                                                6,325

                            7,515    Riverside, California, Unified School District, GO (Election of 2001), Series B,
                                     5% due 9/01/2030 (f)                                                                   7,841

                            4,500    Riverside County, California, Asset Leasing Corporation, Leasehold Revenue
                                     Refunding Bonds (Riverside County Hospital Project), Series B, 5.70% due
                                     6/01/2016 (f)                                                                          4,900

                            3,000    Sacramento, California, City Financing Authority, Capital Improvement Revenue
                                     Bonds (Community Rein Capital Program), Series A, 5% due 12/01/2036 (a)                3,102

                            6,590    Sacramento, California, City Financing Authority, Tax Allocation Revenue Bonds
                                     (Merged Downtown and Oak Park Projects), Series A, 5.03% due 12/01/2032 (b)(n)         1,943

                            2,565    Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029 (e)       2,657

                            5,000    San Bernardino, California, City Unified School District, GO, Series A, 5% due
                                     8/01/2028 (e)                                                                          5,170

                              320    San Bernardino County, California, S/F Home Mortgage Revenue Refunding Bonds, AMT,
                                     Series A-1, 6.25% due 12/01/2031 (d)                                                     326

                            2,720    San Diego, California, Redevelopment Agency, Subordinate Tax Allocation Bonds
                                     (Centre City Redevelopment Project), Series A, 5.25% due 9/01/2024 (a)                 2,910

                            2,860    San Diego, California, Redevelopment Agency, Subordinate Tax Allocation Bonds
                                     (Centre City Redevelopment Project), Series A, 5.25% due 9/01/2025 (a)                 3,051

                            5,400    San Diego, California, Unified Port District, Revenue Refunding Bonds, AMT,
                                     Series A, 5.25% due 9/01/2019 (f)                                                      5,697

                            3,570    San Diego County, California, COP (Salk Institute for Bio Studies), 5.75% due
                                     7/01/2022 (f)                                                                          3,806

                            5,200    San Diego County, California, COP (Salk Institute for Bio Studies), 5.75% due
                                     7/01/2031 (f)                                                                          5,538

                            7,350    San Diego County, California, Water Authority, Water Revenue Bonds, COP,
                                     Series A, 5% due 5/01/2030 (e)                                                         7,583

                           10,000    San Diego County, California, Water Authority, Water Revenue Bonds, COP,
                                     Series A, 5% due 5/01/2031 (e)                                                        10,310

                            5,000    San Francisco, California, Bay Area Rapid Transit District, GO (Election of 2004),
                                     Series B, 5% due 8/01/2035                                                             5,225

                            9,630    San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                                     Refunding Bonds, Series A, 5% due 7/01/2030 (f)                                       10,006

                            6,455    San Francisco, California, City and County Airport Commission, International
                                     Airport Revenue Refunding Bonds, Second Series 28B, 5.25% due 5/01/2012 (f)(g)         6,879

                            1,000    San Francisco, California, City and County Airport Commission, International
                                     Airport, Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT,
                                     Series A, 6.10% due 1/01/2020 (e)                                                      1,028

                              985    San Francisco, California, City and County Airport Commission, International
                                     Airport, Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT,
                                     Series A, 6.125% due 1/01/2027 (e)                                                     1,013

                            1,735    San Francisco, California, Community College District, GO, Refunding, Series A,
                                     5.375% due 6/15/2019 (b)                                                               1,833

                            1,730    San Francisco, California, Community College District, GO, Refunding, Series A,
                                     5.375% due 6/15/2020 (b)                                                               1,828

                            1,925    San Francisco, California, Community College District, GO, Refunding, Series A,
                                     5.375% due 6/15/2021 (b)                                                               2,034

                            4,135    San Jose, California, Airport Revenue Bonds, Series D, 5% due 3/01/2028 (f)            4,247

                            1,632    San Jose, California, Financing Authority, Lease Revenue Refunding Bonds,
                                     DRIVERS, Series 1280Z, 6.091% due 12/01/2010 (a)(h)(p)                                 1,705

                            7,300    San Jose, California, Redevelopment Agency, Tax Allocation Bonds (Housing
                                     Set-Aside Merged Area), AMT, Series E, 5.85% due 8/01/2027 (f)                         7,503

                            4,250    San Juan, California, Unified School District, GO (Election of 2002), 5% due
                                     8/01/2028 (f)                                                                          4,390

                            4,350    San Mateo County, California, Transit District, Sales Tax Revenue Refunding Bonds,
                                     Series A, 5% due 6/01/2029 (f)                                                         4,521

                            2,595    Santa Clara, California, Redevelopment Agency, Tax Allocation Bonds (Bayshore
                                     North Project), Series A, 5.25% due 6/01/2019 (a)                                      2,682

                            5,500    Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5% due
                                     7/01/2028 (f)                                                                          5,681

                            1,100    Santa Clara Valley, California, Water District, Water Utility System Revenue,
                                     Series A, 5.125% due 6/01/2010 (b)(g)                                                  1,141

                            3,000    Santa Rosa, California, High School District, GO, 5.375% due 8/01/2026 (e)             3,164

                            2,500    Santa Rosa, California, High School District, GO (Election of 2002), 5% due
                                     8/01/2028 (f)                                                                          2,582

                            6,750    Shasta, California, Joint Powers Financing Authority, Lease Revenue Bonds
                                     (County Administration Building Project), Series A, 5% due 4/01/2033 (f)               6,924

                            1,645    South Tahoe, California, Joint Powers Financing Authority, Revenue Refunding
                                     Bonds (South Tahoe Redevelopment Project Area Number 1), Series A, 5% due
                                     10/01/2029 (e)                                                                         1,693

                            5,000    Southern California Public Power Authority, Power Project Revenue Bonds
                                     (Magnolia Power Project), Series A-1, 5% due 7/01/2013 (a)(g)                          5,318

                            2,600    Stockton, California, Public Financing Authority, Water Revenue Bonds (Water
                                     System Capital Improvement Projects), Series A, 5% due 10/01/2031 (f)                  2,702

                            1,054    Stockton, California, Public Financing Revenue Refunding Bonds, Series A,
                                     5.875% due 9/02/2016 (e)                                                               1,064

                            1,500    Tehachapi, California, COP, Refunding (Installment Sale), 5.75% due 11/01/2016 (e)     1,621

                            6,000    Tracy, California, Community Development Agency, Tax Allocation Refunding Bonds,
                                     Series A, 5% due 3/01/2034 (a)                                                         6,152

                            3,000    Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A,
                                     5% due 9/15/2033 (b)                                                                   3,093

                           14,830    University of California Revenue Bonds (Multiple Purpose Projects), Series Q,
                                     5% due 9/01/2011 (e)(g)                                                               15,666

                            4,465    University of California Revenue Bonds, Series A, 4.75% due 5/15/2023 (f)              4,555

                            4,790    University of California Revenue Bonds, Series O, 5.125% due 9/01/2010 (b)(g)          5,029

                            3,395    Ventura County, California, Community College District, GO, Refunding, Series A,
                                     5% due 8/01/2027 (f)                                                                   3,516

                            2,550    Vista, California, Unified School District, GO, Series B, 5% due 8/01/2028 (b)         2,634

                            2,185    Walnut, California, Public Financing Authority, Tax Allocation Revenue Bonds
                                     (Walnut Improvement Project), 5.375% due 9/01/2021 (a)                                 2,303

                            6,690    West Contra Costa, California, Unified School District, GO (Election of 2002),
                                     Series B, 5% due 8/01/2032 (e)                                                         6,861


Puerto Rico - 6.0%          5,000    Puerto Rico Commonwealth, GO, 4.875% due 7/01/2023 (f)                                 5,082

                            4,335    Puerto Rico Commonwealth, Public Improvement, GO, 5.75% due 7/01/2010 (f)              4,569

                            7,000    Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series UU,
                                     5% due 7/01/2024 (e)                                                                   7,421

                           10,000    Puerto Rico Municipal Finance Agency, GO, RIB, Series 225, 7.59% due
                                     8/01/2012 (e)(h)(p)                                                                   10,950

                           13,000    Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds,
                                     Series A, 5.04% due 8/01/2045 (f)(n)                                                   2,011

                                     Total Municipal Bonds (Cost - $693,881) - 141.5%                                     710,992



                                     Municipal Bonds Held in Trust (o)
California - 25.4%         10,000    East Bay Municipal Utility District, California, Water System Revenue Bonds,
                                     Sub-Series A, 5% due 6/01/2035 (f)                                                    10,367

                           15,150    Long Beach, California, Harbor Revenue Bonds, AMT, Series A, 5.375% due 5/15/2024     15,719

                           16,000    Los Angeles, California, Department of Water and Power, Power System Revenue
                                     Refunding Bonds, Series A, Sub-Series A-2, 5% due 7/01/2027 (f)                       16,562

                            9,180    Port of Oakland, California, Port Revenue Bonds, AMT, Series K, 5.75% due
                                     11/01/2012 (b)                                                                         9,582

                           10,820    Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due
                                     11/01/2013 (b)                                                                        11,294

                           19,035    Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%
                                     due 11/01/2027 (b)                                                                    19,841

                           24,710    San Diego, California, Certificates of Undivided Interest Revenue Bonds (Water
                                     Utility Fund), 5.20% due 8/01/2024 (b)                                                25,240

                           10,500    San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                                     Refunding Bonds, Series A, 5% due 7/01/2034 (f)                                       10,892

                            8,137    San Jose, California, Financing Authority, Lease Revenue Refunding Bonds
                                     (Civic Center Project), Series B, 5% due 6/01/2032 (a)                                 8,320

                                     Total Municipal Bonds Held in Trust (Cost - $127,791) - 25.4%                        127,817



                           Shares
                             Held    Short-Term Securities
                               38    CMA California Municipal Money Fund, 3.07% (j)(k)                                         38

                                     Total Short-Term Securities (Cost - $38) - 0.0%                                           38

                                     Total Investments (Cost - $821,710*) - 166.9%                                        838,847
                                     Other Assets Less Liabilities - 1.2%                                                   5,807
                                     Liability for Trust Certificates, Including Interest Expense Payable - (13.3%)      (66,796)
                                     Preferred Stock, at Redemption Value - (54.8%)                                     (275,276)
                                                                                                                       ----------
                                     Net Assets Applicable to Common Stock - 100.0%                                    $  502,582
                                                                                                                       ==========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $        755,464
                                                   ================
    Gross unrealized appreciation                  $         18,983
    Gross unrealized depreciation                           (1,908)
                                                   ----------------
    Net unrealized appreciation                    $         17,075
                                                   ================

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHLMC Collateralized.

(d) FNMA/GNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) Prerefunded.

(h) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(i) Escrowed to maturity.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Dividend
    Affiliate                                   Activity            Income

    CMA California Municipal Money Fund         (1,086)              $114


(k) Represents the current yield as of July 31, 2007.

(l) Assured Guaranty Insured.

(m) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(n) Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase.

(o) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(p) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.


Item 2 - Controls and Procedures

2(a) - 	 The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield California Insured Fund, Inc.


By:	/s/ Robert C. Doll, Jr.
	------------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield California Insured Fund, Inc.


Date: September 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
	------------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield California Insured Fund, Inc.


Date: September 20, 2007


By:	/s/ Donald C. Burke
	--------------------
        Donald C. Burke,
        Chief Financial Officer (principal financial officer) of
        BlackRock MuniYield California Insured Fund, Inc.


Date: September 20, 2007